UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Statement of Cash Flows [Abstract]
Cash and cash equivalents, restricted cash and short-term deposits at the beginning of the period	$ 771,470	$ 859,595	$ 1,012,881
Cash and cash equivalents, restricted cash and short-term deposits at the end of the period	$ 824,087	$ 771,470	$ 859,595